Harbor AlphaEdge Small Cap Earners ETF - EBIT Investment Objectives and Goals - Harbor AlphaEdge Small Cap Earners ETF - EBIT	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harbor AlphaEdge™ Small Cap Earners ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Harbor AlphaEdge™ Small Cap Earners Index (the “Index”).